Expense Example	Sep. 17, 2024 USD ($)
SIIT U.S. Managed Volatility Fund | SIIT U.S. Managed Volatility Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 63
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	774
SIIT EMERGING MARKETS DEBT FUND | SIIT EMERGING MARKETS DEBT FUND - CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	$ 883